Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 6,663	₩ 1,498	₩ 946	₩ 478
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	4,946
Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,057	888	654	231
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	443	484	165	103
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	217	126	₩ 127	₩ 144
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(10,910)	(8,675)
Accumulated Depreciation | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(3,681)
Accumulated Depreciation | Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(4,614)	(6,237)
Accumulated Depreciation | Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,541)	(1,440)
Accumulated Depreciation | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,074)	(998)
Acquisition Price
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	17,573	10,173
Acquisition Price | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	8,627
Acquisition Price | Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	5,671	7,125
Acquisition Price | Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,984	1,924
Acquisition Price | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 1,291	₩ 1,124